VOYA INVESTORS TRUST

VY® Clarion Real Estate Portfolio

(“Portfolio”)

Supplement dated January 30, 2015

to the Portfolio’s Adviser Class, Institutional Class, Service Class, and Service 2 Class Prospectus

dated May 1, 2014

(“Prospectus”)

Pursuant to the guidance from the U.S. Securities and Exchange Commission, as the Portfolio was originally classified as non-diversified but has been managed as diversified for a period of at least three years, the Portfolio’s classification has changed from a non-diversified fund to a diversified fund effective January 30, 2015. As a result of this classification change, the Portfolio is limited in the proportion of its assets that may be invested in the securities of a single issuer. Further, the classification change to a diversified fund may cause the Portfolio to benefit less from appreciation in a single issuer than if it had greater exposure to that issuer. Voya Investors Trust is organized as a Massachusetts business trust.

Effective January 30, 2015, the Portfolio’s Prospectus is hereby revised as follows:

1.	The fifth paragraph of the section entitled “Principal Investment Strategies” of the Portfolio’s Prospectus is hereby deleted in its entirety.

2.	The risk entitled “Issuer Non-Diversification” of the section entitled “Principal Risks” of the Portfolio’s Prospectus is hereby deleted in its entirety.

3.	The information relating to the Portfolio in the table of the subsection entitled “Key Portfolio Information – Portfolio Diversification” of the Portfolio’s Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio	Diversified	Non-Diversified
VY® Clarion Real Estate	X

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA INVESTORS TRUST

VY® Clarion Real Estate Portfolio

(“Portfolio”)

Supplement dated January 30, 2015

to the Portfolio’s Adviser Class, Institutional Class, Service Class, and Service 2 Class

Statement of Additional Information (“SAI”) dated May 1, 2014

Pursuant to the guidance from the U.S. Securities and Exchange Commission, as the Portfolio was originally classified as non-diversified but has been managed as diversified for a period of at least three years, the Portfolio’s classification has changed from a non-diversified fund to a diversified fund effective January 30, 2015. As a result of this classification change, the Portfolio is limited in the proportion of its assets that may be invested in the securities of a single issuer. Further, the classification change to a diversified fund may cause the Portfolio to benefit less from appreciation in a single issuer than if it had greater exposure to that issuer. Voya Investors Trust is organized as a Massachusetts business trust.

Effective January 30, 2015, the Portfolio’s SAI is hereby revised as follows:

1.	The information regarding VY® Clarion Real Estate Portfolio in the table entitled “Diversification/Concentration” of the section entitled “Supplemental Description of Portfolio Investments and Risks” of the Portfolio’s SAI is hereby deleted in its entirety and replaced with the following:

Portfolio	Diversified	Non-Diversified	Concentrated
VY® Clarion Real Estate	X		X

2.	Paragraph No. 1 in the sub-section “Fundamental and Non-Fundamental Investment Restrictions - VY® Clarion Real Estate Portfolio, Voya Global Resources Portfolio, VY® Invesco Growth and Income Portfolio, Voya Limited Maturity Bond Portfolio, Voya Liquid Assets Portfolio, VY® T. Rowe Price Capital Appreciation Portfolio, VY® T. Rowe Price Equity Income Portfolio, and VY® Templeton Global Growth Portfolio,” is hereby deleted and replaced with the following:

1.	Invest in a security if, with respect to 75% of its total assets, more than 5% of the total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, except that this restriction does not apply to Voya Global Resources Portfolio;

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE